29 Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Schedule of borrowings
	12.31.20	12.31.19
Non-current
Corporate notes (1)	8,261	11,159

Current
Interest from corporate notes	143	196
Borrowing	-	2,063
Total current	143	2,259

(1)	Net of debt issuance, repurchase and redemption expenses.

Schedule of borrowings currency denominations	The Company’s borrowings are denominated in the following currencies:
	12.31.20	12.31.19
US dollars	8,404	13,418

Schedule of maturities of the company's borrowings and exposure to interest rate

The maturities of the Company’s borrowings and its exposure to interest rate are as follow:

	12.31.20	12.31.19
Fixed rate
Less than 1 year	143	196
From 1 to 2 years	8,261	-
From 2 to 5 years	-	11,159
	8,404	11,355
Floating rate
Less than 1 year	-	2,063
	-	2,063
	8,404	13,418

Schedule of roll forward of the company's borrowings

The roll forward of the Company’s borrowings during the year was as follows:

	12.31.20	12.31.19
Balance at beginning of the year	13,418	17,311
Payment of borrowings' interests	(918)	(1,545)
Paid from repurchase of Corporate Notes	(3,798)	(2,084)
Payment of borrowings	(750)	(2,169)
Gain from repurchase of Corporate Notes	(415)	(622)
Exchange diference and interest accrued	4,051	9,104
Result from exposure to inlfation	(3,184)	(6,577)

Balance at the end of year	8,404	13,418

Schedule of debt issued

Debt issued in United States dollars

				USD			$
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.19	Debt repurchase	Debt structure at 12.31.20	At 12.31.20
Fixed Rate Par Note	9	9.75	2022	137	(39)	98	8,261
Total				137	(39)	98	8,261

				USD			$
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.18	Debt repurchase	Debt structure at 12.31.19	At 12.31.19
Fixed Rate Par Note	9	9.75	2022	166	(29)	137	11,159
Total				166	(29)	137	11,159